Fees Summary	May 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,394,000
Previously Paid Amount	0.00
Total Fee Amount	672.72
Total Offset Amount	0.00
Net Fee	672.72
Narrative - Max Aggregate Offering Price	$ 4,394,000
Final Prospectus	true